UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22500

A&Q Multi-Strategy Fund (formerly, O’Connor Fund of Funds: Multi-Strategy)

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                         Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Alternative and Quantitative Investments LLC

677 Washington Boulevard

                                                 Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Multi-Strategy Fund (formerly O’Connor Fund of Funds: Multi-Strategy)

Schedule of Portfolio Investments

(Unaudited)

June 30, 2014

Investment Fund	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Aeolus Property Catastrophe Keystone Fund, L.P.	$17,713,177	$19,839,641	$—	$—	$19,839,641	3.15	6/1/2013	Custom Dates	6/30/2014		$	(b)
Caspian Select Credit International, Ltd.	27,000,000	27,394,690	—	—	27,394,690	4.35	4/1/2014	Quarterly	6/30/2014	(c)		$6,848,673
Credit Suisse Securitized Products Fund, Ltd.	38,000,000	41,443,785	—	—	41,443,785	6.58	11/1/2013	Quarterly	12/31/2014	(c)		$10,360,947
D.E. Shaw Terrella Fund, L.P.	932,676	1,135,338	—	—	1,135,338	0.18	1/1/2013	Annual	6/30/2014			$1,135,338
Global Credit Advisers, LLC	12,500,000	14,512,148	—	14,512,148	—	2.30	4/1/2011	Quarterly	6/30/2014			$9,206,670
Magnetar Constellation Fund, Ltd.	5,423,420	6,860,022	—	—	6,860,022	1.09	4/1/2011	Quarterly	6/30/2014	(d)		$857,503

Credit/Income Subtotal	$101,569,273	$111,185,624	$—	$14,512,148	$96,673,476	17.65%

Equity Hedged

Glenview Institutional Partners, L.P.	13,600,000	21,978,583	—	21,978,583	—	3.49	4/1/2011	Quarterly	6/30/2014			$21,978,583
JANA Nirvana Fund, L.P.	15,000,000	19,864,626	—	19,864,626	—	3.15	2/1/2013	Quarterly	6/30/2014			$19,864,626
LG Capital Offshore Fund, Ltd.	16,000,000	15,622,007	—	15,622,007	—	2.48	1/1/2014	Monthly	6/30/2014			$15,622,007
MW Eureka Fund	19,000,000	20,098,849	—	20,098,849	—	3.19	8/1/2013	Monthly	6/30/2014			$20,098,849
Pennant Windward Fund, Ltd.	16,750,000	17,431,494	—	9,430,430	8,001,064	2.77	4/1/2013	Quarterly	6/30/2014	(e)		$9,430,430
Perceptive Life Sciences Qualified Fund, L.P.	9,600,000	17,502,605	—	17,502,605	—	2.78	4/1/2011	Quarterly	6/30/2014			$17,502,605
Psquared US Feeder Fund, LP	13,380,000	13,383,765	—	13,383,765	—	2.12	5/1/2014	Monthly	6/30/2014			$13,383,765
Shellback Offshore Fund, Ltd.	25,000,000	26,688,476	—	—	26,688,476	4.24	2/1/2014	Quarterly	3/31/2015			$26,688,476
Soroban Cayman Fund Ltd	7,000,000	13,135,900	—	—	13,135,900	2.09	4/1/2011	Quarterly	6/30/2014	(c)		$3,283,975
Tiger Eye Fund, Ltd.	25,000,000	26,539,449	—	26,539,449	—	4.21	11/1/2013	Monthly	6/30/2014	(f)		$26,539,449
Tremblant Partners, Ltd.	17,000,000	17,578,758	—	17,578,758	—	2.79	8/1/2013	Monthly	6/30/2014			$17,578,758
Turiya Fund LP	10,600,000	15,704,856	—	—	15,704,856	2.49	4/1/2011	Quarterly	6/30/2014	(g)		$5,234,952
West Face Long Term Opportunities (USA) LP - Designated Investments	146,314	115,983	—	—	115,983	0.02	4/1/2011	N/A	N/A	(h)		N/A

Equity Hedged Subtotal	$188,076,314	$225,645,351	$—	$161,999,072	$63,646,279	35.82%

Multi-Strategy

Millennium International Ltd.	43,750,000	50,410,355	—	—	50,410,355	8.00	4/1/2011	Quarterly	6/30/2014	(c)		$9,138,534

Multi-Strategy Subtotal	$43,750,000	$50,410,355	$—	$—	$50,410,355	8.00%

Relative Value

Field Street Partners, LP	24,218,994	27,082,013	—	15,757,607	11,324,406	4.30	4/1/2011	Monthly	6/30/2014	(e)		$15,757,607
Linden Investors LP	29,000,000	31,109,556	—	—	31,109,556	4.94	4/1/2014	Quarterly	6/30/2014	(c)		$7,777,389
Providence MBS Fund, LP	24,600,000	24,443,640	—	18,895,815	5,547,825	3.88	4/1/2011	Quarterly	6/30/2014	(e)		$18,895,815
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	13,831,227	15,712,218	—	15,712,218	—	2.49	8/1/2012	Monthly	6/30/2014			$15,712,218

Relative Value Subtotal	$91,650,221	$98,347,427	$—	$50,365,640	$47,981,787	15.61%

A&Q Multi-Strategy Fund (formerly O’Connor Fund of Funds: Multi-Strategy)

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2014

Investment Fund	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Trading

Citadel Global Fixed Income Fund, Ltd.	$28,040,000	$29,190,193	$—	$—	$29,190,193	4.64	8/1/2013	Monthly	6/30/2014	(i)	$2,432,516
D.E. Shaw Oculus International Fund	8,707,679	10,724,863	—	10,724,863	—	1.70	7/1/2011	Quarterly	6/30/2014		$10,724,863
Fortress Asia Macro Fund, Ltd.	22,000,000	22,307,062	—	22,307,062	—	3.54	5/1/2013	Quarterly	6/30/2014		$22,307,062
Whiteside Energy Offshore, Ltd.	18,500,000	18,899,550	—	18,899,550	—	3.00	10/1/2011	Monthly	6/30/2014		$18,899,550

Trading Subtotal	$77,247,679	$81,121,668	$—	$51,931,475	$29,190,193	12.88%

Total	$502,293,487	$566,710,425	$—	$278,808,335	$287,902,090	89.96%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)

Generally, the contract/position is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle.

(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	The Investment Fund is subject to an investor level gate of 12.5%.
(e)	A portion of these holdings have been designated Level 3 because they are not redeemable within 90 days without paying a fee or with a one-year hard lock-up.
(f)	The Investment Fund is subject to an investor level gate of 49.9%.
(g)	The Investment Fund is subject to an investor level gate of 33.33%.
(h)	All of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(i)	The Investment Fund is subject to an investor level gate of 8.33% with a quarterly limit of 25% without paying a fee.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of June 30, 2014 is $34,617,363 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

A&Q Multi-Strategy Fund (formerly O’Connor Fund of Funds: Multi-Strategy)

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2014

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2014	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3*	Balance as of June 30, 2014
Credit/Income	$67,516,481	$477,927	$2,044,251	$34,520,000	$ (2,579,705)	$–	$(5,305,478)	$96,673,476
Equity Hedged	61,030,945	2,076	2,603,160	12,174	(2,076)	–	–	63,646,279
Multi-Strategy	42,322,707	–	87,648	8,000,000	–	–	–	50,410,355
Relative Value	12,127,971	–	1,853,816	34,000,000	–	–	–	47,981,787
Trading	29,368,879	–	(178,686)	–	–	–	–	29,190,193
Total	$212,366,983	$480,003	$6,410,189	$76,532,174	$(2,581,781)	$–	$(5,305,478)	$287,902,090

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2014 is $6,326,734.

*

The transfer out of Level 3 investments in the amount of $5,305,478 is due to the expiration of a lock on the ability to redeem the investment within 90 days without incurring an early redemption penalty.

A&Q Multi-Strategy Fund (formerly O’Connor Fund of Funds: Multi-Strategy)

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2014

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the credit/income strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. The Investment Funds in the credit/income strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Credit/Income	60 – 90 days	68%
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 4 - 8 periods.

A&Q Multi-Strategy Fund (formerly O’Connor Fund of Funds: Multi-Strategy)

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2014

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **	Percentage with side pockets ***
Equity Hedged	30 – 90 days	25%	0.05%
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 2 - 4 periods.

***	Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The Investment Fund in the multi-strategy strategy invests in both long and short, equity and debt strategies that are primarily in US based securities. The management of this Investment Fund seeks arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. The Investment Fund in the multi-strategy strategy has restrictions on liquidity in its offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Multi-Strategy	90 days	100%
*	The Investment Fund is available to be redeemed in accordance with its offering documents, as of the measurement date, subject to the notice period.

**	The Investment Fund limits investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Funds in the relative value strategy, a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining

A&Q Multi-Strategy Fund (formerly O’Connor Fund of Funds: Multi-Strategy)

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2014

neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples. The Investment Funds in the relative value strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gate**
Relative Value	30 – 65 days	32%
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. The Investment Funds in the trading strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gate **
Trading	30 – 75 days	36%

*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2014.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the March 31, 2014 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Multi-Strategy Fund (formerly, O’Connor Fund of Funds: Multi-Strategy)

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	August 27, 2014.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	August 27, 2014.

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	August 27, 2014.

*	Print the name and title of each signing officer under his or her signature.